Other Comprehensive Income (Loss) - Change in AOCI (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	¥ (117,555)
Amounts reclassified from accumulated other comprehensive income (loss)	278,000
Net change during the year	278,000
Balance, end of period	600,058
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of period	(278)
Amounts reclassified from accumulated other comprehensive income (loss)	278
Net change during the year	¥ 278